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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/10
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

                 ------------------------------------

Form 13F File Number: 028-13436
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC
         -------------------------------
Name:    Anthony J. Merhige
         -------------------------------
Title:   CAO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/Anthony J. Merhige              Wayne, PA       February  14, 2011
   -------------------------------    -----------------   ------------------
        Anthony J. Merhige              [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $357,891
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                      FORM 13F INFORMATION TABLE


                                                                  MARKET                                     VOTING AUTHORITY
                                                                   VALUE            INVESTMENT   OTHER    ----------------------
NAME OF ISSUER                        TITLE OF CLASS     CUSIP    (000S)   SHARES   DISCRETION  MANAGERS    SOLE    SHARED  NONE
--------------                       ----------------  ---------  -------  -------  ----------  --------  --------  ------  ----
ALLIANCE HOLDINGS GP LP              COM UNITS LP      01861G100    3320     68974     Sole        0        68974     0      0
AMERIGAS PARTNERS-LP                 UNIT LP INT       030975106     693     14200     Sole        0        14200     0      0
ATLAS PIPELINE PARTNERS LP           UNIT LP INT       049392103     603     24440     Sole        0        24440     0      0
ATLAS ENERGY INC                     COM               049298102    1089     24759     Sole        0        24759     0      0
BLUEKNIGHT ENERGY PARTNERS LP        COM UNITS LP      09625U109    2203    284218     Sole        0       284218     0      0
BREITBURN ENERGY PARTNERS LP         COM UT LTD PTN    106776107    3920    194637     Sole        0       194637     0      0
BUCKEYE PARTNERS LP                  UNIT LTD PARTN    118230101     668     10000     Sole        0        10000     0      0
CHESEPEAKE MIDSTREAM PARTNERS        UNIT              16524K108   24947    867129     Sole        0       867129     0      0
CROSSTEX ENERGY LP                   COM               22765U102    6069    421475     Sole        0       421475     0      0
DCP MIDSTREAM PARTNERS LP            COM UT LTD PTN    23311P100     991     26490     Sole        0        26490     0      0
EAGLE ROCK ENERGY PARTNERS           UNIT              26985R104   17385   1971090     Sole        0      1971090     0      0
EAGLE ROCK ENERGY PARTNERS           W                 26985R120    1892    628722     Sole        0       628722     0      0
EL PASO PIPELINE PARTNERS LP         COM UNIT LPI      283702108   10779    322230     Sole        0       322230     0      0
ENBRIDGE ENERGY PARTNERS LP          COM               29250R106    8877    142300     Sole        0       142300     0      0
ENCORE ENERGY PARTNERS-LP            COM UNIT          29257A106    1336     59438     Sole        0        59438     0      0
ENERGY TRANSFER EQUITY LP            COM UT LTD PTN    29273V100   17788    455298     Sole        0       455298     0      0
ENTERPRISE PRODUCTS PARTNERS         COM               293792107   40333    969312     Sole        0       969312     0      0
EV ENERGY PARTNER LP                 COM UNITS         26926V107     792     20190     Sole        0        20190     0      0
FERRELLGAS PARTNERS-LP               UNIT LTD PART     315293100     820     32000     Sole        0        32000     0      0
GENESIS ENERGY LP                    UNIT LTD PARTN    371927104     462     17500     Sole        0        17500     0      0
HOLLY ENERGY PARTNERS LP             COM UT LTD PTN    435763107    4637     91075     Sole        0        91075     0      0
INERGY LP                            UNIT LTD PTNR     456615103   11226    286083     Sole        0       286083     0      0
KINDER MORGAN ENERGY PRTNRS          UT LTD PARTNER    494550106    1165     16576     Sole        0        16576     0      0
KINDER MORGAN MANAGEMENT LLC         SHS               49455U100   20344    304192     Sole        0       304192     0      0
LEGACY RESERVES LP                   UNIT LP INT       524707304    1188     41356     Sole        0        41356     0      0
LINN ENERGY LLC-UNITS                UNIT LTD LIAB     536020100     476     12700     Sole        0        12700     0      0
MAGELLAN MIDSTREAM PARTNERS          COM UNIT RP LP    559080106   19928    352713     Sole        0       352713     0      0
MARKWEST ENERGY PARTNERS LP          UT LTD PARTNER    570759100   15115    349007     Sole        0       349007     0      0
MARTIN MIDSTREAM PARTNERS LP         UNIT LP INT       573331105     213      5410     Sole        0         5410     0      0
NATURAL RESOURCE PARTNERS LP         COM UNIT LP       63900P103     166      5000     Sole        0         5000     0      0
NISKA GAS STORAGE PARTNERS LP        UNIT LTD LIABI    654678101    9584    480425     Sole        0       480425     0      0
NUSTAR ENERGY LP                     UNIT COM          67058H102    1879     27048     Sole        0        27048     0      0
NUSTAR GP HOLDINGS LLC               UNIT RESTG LLC    67059L102     556     15311     Sole        0        15311     0      0
ONEOK PARTNERS LP                    UNIT LTD PARTN    68268N103     674      8481     Sole        0         8481     0      0
OXFORD RESOURCE PARTNERS LP          COM UNIT RP LP    691807101    2980    122330     Sole        0       122330     0      0
PIONEER SOUTHWEST ENERGY PAR         UNIT LP INT       72388B106     300     10000     Sole        0        10000     0      0
PLAINS ALL AMER PIPELINE LP          UNIT LTD PARTN    726503105   15101    240495     Sole        0       240495     0      0
PAA NATURAL GAS STORAGE LP           COM UNIT LTD      693139107    1679     67353     Sole        0        67353     0      0
PENN VIRGINIA GP HOLDINGS LP         COM UNIT R LIM    70788P105   16393    622849     Sole        0       622849     0      0
REGENCY ENERGY PARTNERS LP           COM UNITS LP      75885Y107    6377    233930     Sole        0       233930     0      0
SPECTRA ENERGY PARTNERS LP           COM               84756N109    5367    163364     Sole        0       163364     0      0
SUBURBAN PROPANE PARTNERS LP         UNIT LTD PARTN    864482104     712     12700     Sole        0        12700     0      0
SUNOCO LOGISTICS PARTNERS LP         COM UNITS         86764L108    1306     15625     Sole        0        15625     0      0
SOUTHERN UNION CO                    COM               844030106     963     40025     Sole        0        40025     0      0
TEEKAY LNG PARTNERS LP               PRTNRSP UNITS     Y8564M105   11394    299930     Sole        0       299930     0      0
TEEKAY OFFSHORE PARTNERS LP          PARTNERSHIP UN    Y8565J101    9572    344945     Sole        0       344945     0      0
TARGA RESOURCES CORP                 COM               87612G101   15595    581685     Sole        0       581685     0      0
TARGA RESOURCES PARTNERS LP          COM UNIT          87611X105   12061    355142     Sole        0       355142     0      0
VANGUARD NATURAL RESOURCES           COM UNIT          92205F106    3190    107600     Sole        0       107600     0      0
WESTERN GAS PARTNERS LP              COM UNIT LP INT   958254104   13875    457911     Sole        0       457911     0      0
WILLIAMS COS INC                     COM               969457100     928     37555     Sole        0        37555     0      0
WILLIAMS PARTNERS LP                 COM UNIT LP       96950F104    7980    171051     Sole        0       171051     0      0

                                                                  357891
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